Cover	Aug. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2026
Entity File Number	811-23669
Entity Registrant Name	Nuveen Multi-Asset Income Fund
Entity Central Index Key	0001861115
Entity Tax Identification Number	38-4181591
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	917-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial
Trading Symbol	NMAI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false